UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02735

ELFUN TAX-EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-0134

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02735
Reporting Period: 07/01/2022 - 06/30/2023
Elfun Tax-Exempt Income Fund

========================= Elfun Tax-Exempt Income Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ELFUN TAX-EXEMPT INCOME FUND

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	August 25, 2023